DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		10 Months Ended	12 Months Ended
	May 27, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares			$ 10
Condition for future business combination use of proceeds percentage			80
Condition For Future Business Combination Threshold Percentage Ownership			50
Condition For Future Business Combination Threshold Net Tangible Assets			$ 5,000,001
Redemption limit percentage without prior consent			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Lock in period for redemption of public shares after closing of IPO			24 months
Cash			$ 443,000
Working capital deficit			1,100,000
Aggregate purchase price		$ 25,000
Fund raised from third party		$ 108,892	0
Common shares, par value, (per share) | $ / shares		$ 0.0001
PIPE Investments
Subsidiary, Sale of Stock [Line Items]
Fund raised from third party			$ 40,000,000
Seller Lock-up Agreement | Mobile Infrastructure Corporation
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term			six (6) months
Sponsor Lock-up Agreement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Description Of Transfer Of Share Term			six (6) months
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Shares issued price per share | $ / shares	$ 10		$ 10
Proceeds received from initial public offering, gross	$ 275,000,000
Transaction costs	16,100,000
Deferred underwriting fee payable	$ 9,600,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			907,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	2,500,000
Shares issued price per share | $ / shares	$ 10
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		0.0001	$ 0.0001
Class A ordinary shares | Surviving Pubco
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis			one-for-one
Common shares, par value, (per share) | $ / shares			$ 0.0001
Class A ordinary shares | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Class A ordinary shares | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	907,000		907,000
Shares issued price per share | $ / shares	$ 10
Proceeds received from initial public offering, gross	$ 9,100,000
Share Price | $ / shares			$ 10
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 25,000
Advances due to related party			$ 109,000
Stock UnIssued During Period | shares			2,062,500
Stock Issued During Period, Shares, Issued for Services | shares			1,375,000
Founder Shares | Maximum
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity			$ 50,000,000
Stock Issued During Period, Shares, Issued for Services | shares			1,375,000
Founder Shares | Minimum
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance or Sale of Equity			$ 40,000,000
Stock Issued During Period, Shares, Issued for Services | shares			1,000,000
Founder Shares | Equals or Exceed Twenty Point zero zero
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date			Dec. 31, 2028
Share Price | $ / shares			$ 20
Number of consecutive trading days			5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares			1,658,750
Founder Shares | Equals Or Exceed sixteen point zero zero
Subsidiary, Sale of Stock [Line Items]
Share based compensation arrangement by share based payment award award vesting date			Dec. 31, 2026
Share Price | $ / shares			$ 16
Number of consecutive trading days			5 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares			1,658,750
Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001
Class B ordinary shares | Sponsor
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001
Class B ordinary shares | Surviving Pubco
Subsidiary, Sale of Stock [Line Items]
Common Stock, Conversion Basis			one-for-one
Common shares, par value, (per share) | $ / shares			$ 0.0001